SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Jan. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues						$ 57,545	$ 46,587	$ 37,635
Direct operating costs						(49,842)	(40,868)	(32,465)
General and administrative expenses						(1,372)	(1,012)	(968)
Gain (loss) on acquisitions /dispositions, net						28	898	304
Gain (loss) on acquisitions /dispositions, net recorded in equity						113	414
Other income (expense), net						25	61	(52)
Interest income (expense), net						(2,538)	(1,468)	(1,482)
Current income tax (expense) recovery						(445)	(545)	(284)
Preferred equity distributions						0
Equity accounted Ajusted EFO						314	262	225
Depreciation and amortization expense						3,260	2,283	2,165
Impairment reversal (expense), net						9	(440)	(263)
Gain (loss) on acquisitions / dispositions, net							925	(30)
Gain (loss) on acquisitions / dispositions, net recorded in equity						(113)	(414)
Current income tax (expense) recovery						(13)	9
Other income (expense), net						(683)	(95)	163
Deferred income tax (expense) recovery						736	371	130
Non-cash items attributable to equity accounted investments						(149)	(249)	(168)
Net income (loss)						355	2,153	580
Direct costs						53,102	43,151	34,630
Gains on disposals of non-current assets						28
Other operating income						(658)	(34)	111
Current income tax (expense)						458	536	284
Share of net income						165	13	57
Operating segments
Disclosure of operating segments [line items]
Revenues						17,186	14,426	12,476
Direct operating costs						(14,594)	(12,494)	(10,874)
General and administrative expenses						(536)	(409)	(384)
Gain (loss) on acquisitions /dispositions, net						16	158	85
Gain (loss) on acquisitions /dispositions, net recorded in equity						52	414
Other income (expense), net						6	32	(25)
Interest income (expense), net						(849)	(477)	(486)
Current income tax (expense) recovery						(133)	(227)	(33)
Preferred equity distributions						27
Equity accounted Ajusted EFO						195	150	111
Adjusted EFO						1,316	1,573	(870)
Depreciation and amortization expense						1,065	780	719
Impairment reversal (expense), net						34	(160)	(112)
Gain (loss) on acquisitions / dispositions, net							474	11
Gain (loss) on acquisitions / dispositions, net recorded in equity						(52)	(414)
Current income tax (expense) recovery						(4)	9
Other income (expense), net						(258)	(42)	(121)
Deferred income tax (expense) recovery						287	132	37
Non-cash items attributable to equity accounted investments						(112)	(149)	(113)
Net income (loss)						146	643	(169)
Net realized revaluation gain (losses)						(9)	(4)	(28)
Gains on sale of property, plant and equipment						15
Net unrealized revaluation gain (losses)						(76)	79	(168)
Business separation expenses, stand-up costs and restructuring charges						108	(52)	60
Transaction costs						68	24	30
Other income							36	3
Gains (losses) on extinguishment of debt							14	8
Other expenses						6	31	6
Unallocated amounts
Disclosure of operating segments [line items]
Revenues						40,359	32,161	25,159
Direct operating costs						(35,248)	(28,374)	(21,591)
General and administrative expenses						(836)	(603)	(584)
Gain (loss) on acquisitions /dispositions, net						12	740	219
Gain (loss) on acquisitions /dispositions, net recorded in equity						61	0
Other income (expense), net						19	29	(27)
Interest income (expense), net						(1,689)	(991)	(996)
Current income tax (expense) recovery						(312)	(318)	(251)
Preferred equity distributions						(27)
Equity accounted Ajusted EFO						119	112	114
Depreciation and amortization expense						2,195	1,503	1,446
Impairment reversal (expense), net						(25)	(280)	(151)
Gain (loss) on acquisitions / dispositions, net							451	(19)
Gain (loss) on acquisitions / dispositions, net recorded in equity						(61)	0
Current income tax (expense) recovery						(9)	0
Other income (expense), net						(425)	(53)	284
Deferred income tax (expense) recovery						449	239	93
Non-cash items attributable to equity accounted investments						(37)	(100)	(55)
Net income (loss)						209	1,510	749
Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues						34,946	29,988	22,580
Depreciation and amortization expense						721	465	435
Dealer software and technology services operations | Operating segments
Disclosure of operating segments [line items]
Revenues						9,627	9,060	7,611
Direct operating costs						(8,811)	(8,383)	(7,220)
General and administrative expenses						(145)	(146)	(136)
Gain (loss) on acquisitions /dispositions, net						9	0	61
Gain (loss) on acquisitions /dispositions, net recorded in equity				$ 19			0
Other income (expense), net						2	24	4
Interest income (expense), net						(155)	(69)	(62)
Current income tax (expense) recovery						(80)	(111)	(41)
Preferred equity distributions						0
Equity accounted Ajusted EFO						42	22	12
Adjusted EFO						508	397	229
Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues						7,524	4,457	4,399
Depreciation and amortization expense						1,220	705	665
Engineered components manufacturing | Operating segments
Disclosure of operating segments [line items]
Revenues						2,968	1,928	1,900
Direct operating costs						(2,089)	(1,370)	(1,340)
General and administrative expenses						(146)	(68)	(75)
Gain (loss) on acquisitions /dispositions, net						0	0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity						0	0
Other income (expense), net						2	(4)	(29)
Interest income (expense), net						(288)	(152)	(163)
Current income tax (expense) recovery						(19)	(4)	(3)
Preferred equity distributions						0
Equity accounted Ajusted EFO						85	66	74
Adjusted EFO						513	396	364
Industrials
Disclosure of operating segments [line items]
Revenues						15,075	12,142	10,656
Depreciation and amortization expense						1,319	1,113	1,065
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues						4,591	3,438	2,965
Direct operating costs						(3,666)	(2,722)	(2,303)
General and administrative expenses						(135)	(88)	(91)
Gain (loss) on acquisitions /dispositions, net						7	158	24
Gain (loss) on acquisitions /dispositions, net recorded in equity						33	414
Other income (expense), net						2	12	0
Interest income (expense), net						(335)	(236)	(255)
Current income tax (expense) recovery						(92)	(159)	(29)
Preferred equity distributions						0
Equity accounted Ajusted EFO						68	62	25
Adjusted EFO						473	879	336
Gains on disposals of non-current assets						19	1,823	274
Corporate and other
Disclosure of operating segments [line items]
Revenues						0	0	0
Depreciation and amortization expense						0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues						0	0	0
Direct operating costs						(28)	(19)	(11)
General and administrative expenses						(110)	(107)	(82)
Gain (loss) on acquisitions /dispositions, net						0	0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity						0	0
Other income (expense), net						0	0	0
Interest income (expense), net						(71)	(20)	(6)
Current income tax (expense) recovery						58	47	40
Preferred equity distributions						27
Equity accounted Ajusted EFO						0	0	0
Adjusted EFO						(178)	(99)	(59)
Productivity impact and business interruption risk | Operating segments
Disclosure of operating segments [line items]
New provisions, other provisions								134
Non-recurring provisions, recapitalization of partnership's operations | Operating segments
Disclosure of operating segments [line items]
New provisions, other provisions								67
Digital cloud services | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net						9
GrafTech International Ltd
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity						19	245
GrafTech International Ltd | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net							141
Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity						33	169
Gains on disposals of non-current assets			$ 40		$ 41
Public securities | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net						$ 7	14	25
Other disposals | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net							$ 3	(2)
Cold storage logistics business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets		$ 186
Cold storage logistics business | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net								47
New Zealand pathology business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets	$ 55
New Zealand pathology business | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net								$ 15